STOCK PURCHASE WARRANTS (Details 3) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Purchase Warrants
Outstanding shares	4,536,928	4,035,428	4,167,584
Weighted Average Remaining Contract Life in Years	3 years 3 months 7 days	2 years 4 months 10 days
Weighted Average Exercise Price	$ 0.68	$ 0.66
WarrantMember | ExcersiePriceZeroPointFiveMember
Stock Purchase Warrants
Outstanding shares		277,500
Weighted Average Remaining Contract Life in Years	0 years 6 months 18 days	1 year 3 months 18 days
Weighted Average Exercise Price	$ 0.50	$ 0.50
WarrantMember | ExcersiePriceZeroPointEightThreeMember
Stock Purchase Warrants
Outstanding shares		1,041,028
Weighted Average Remaining Contract Life in Years	1 year 10 months 28 days	2 years 7 months 24 days
Weighted Average Exercise Price	$ 0.83	$ 0.83
WarrantMember | ExcersiePriceZeroPointEightFourMember
Stock Purchase Warrants
Outstanding shares		20,000
Weighted Average Remaining Contract Life in Years	2 years 10 months 2 days	3 years 7 months 2 days
Weighted Average Exercise Price	$ 0.84	$ 0.84
WarrantMember | ExcersiePriceZeroPointEightFiveMember
Stock Purchase Warrants
Outstanding shares		281,912
Weighted Average Remaining Contract Life in Years	3 years 9 months 26 days	4 years 6 months 22 days
Weighted Average Exercise Price	$ 0.85	$ 0.85
WarrantMember | ExcersiePriceZeroPointNineZeroMember
Stock Purchase Warrants
Outstanding shares		1,819,119
Weighted Average Remaining Contract Life in Years	0 years 1 month 21 days	26 days
Weighted Average Exercise Price	$ 0.90	$ 0.90
WarrantMember | ExcersiePriceZeroPointNineFiveMember
Stock Purchase Warrants
Outstanding shares		106,250
Weighted Average Remaining Contract Life in Years	3 years 0 months 4 days	26 days
Weighted Average Exercise Price	$ 0.95	$ 0.95
WarrantMember | ExcersiePriceZeroPointZeroZeroMember
Stock Purchase Warrants
Outstanding shares		426,417
Weighted Average Remaining Contract Life in Years	5 years 7 months 6 days	6 years 4 months 6 days
Weighted Average Exercise Price	$ 1.00	$ 1.00
WarrantMember | ExcersiePriceOnePointThirtyThreeMember
Stock Purchase Warrants
Outstanding shares		3,432,336
Weighted Average Remaining Contract Life in Years	1 year 9 months 0 days	2 years 6 months
Weighted Average Exercise Price	$ 1.33	$ 1.33